Supplement to the
Fidelity® Inflation-Protected Bond Index Fund
March 1, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in February and December.

PIB-I-PIB-AI-21-01 1.9858875.107	May 21, 2021

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
March 1, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in February and December.

SIB-S-21-01 1.918642.106	May 21, 2021

Supplement to the
Fidelity Flex® Funds
March 1, 2021
Prospectus

The following information replaces similar information found in the "Shareholder Information" section under the "Dividends and Capital Gain Distributions" heading.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in February and December.

ZXF-21-01 1.9886011.102	May 21, 2021